INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 48,784	$ 41,599
Changes resulting from:
Property acquisitions	5,652	9,007
Capital expenditures	1,895	1,605
Property dispositions	(1,915)	(889)
Fair value gains, net	549	541
Foreign currency translation	1,280	(145)
Transfers between commercial properties and commercial developments	0	0
Reclassifications of assets held for sale and other changes	(4,888)	(2,934)
Balance, end of year	51,357	48,784	$ 41,599
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	45,699	39,111
Changes resulting from:
Property acquisitions	5,545	8,697
Capital expenditures	905	770
Property dispositions	(1,240)	(876)
Fair value gains, net	347	290	1,583
Foreign currency translation	1,121	68
Transfers between commercial properties and commercial developments	1,038	562
Reclassifications of assets held for sale and other changes	(4,635)	(2,923)
Balance, end of year	48,780	45,699	39,111
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	3,085	2,488
Changes resulting from:
Property acquisitions	107	310
Capital expenditures	990	835
Property dispositions	(675)	(13)
Fair value gains, net	202	251	430
Foreign currency translation	159	(213)
Transfers between commercial properties and commercial developments	(1,038)	(562)
Reclassifications of assets held for sale and other changes	(253)	(11)
Balance, end of year	$ 2,577	$ 3,085	$ 2,488
Bay Adelaide Centre
Changes resulting from:
Percent of ownership percentage classified as held for sale	50.00%
One Liberty Plaza, New York
Changes resulting from:
Percent of ownership percentage classified as held for sale sold	49.00%
Proportion of ownership interest in joint venture	51.00%	0.00%